Leases - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Aircraft Lease	Dec. 31, 2024 USD ($) Aircraft
Lessee, Lease, Description [Line Items]
Number of aircrafts operated	32	34
Additional variable costs | $	$ 23,102	$ 15,198
Number of aircrafts leased	3	1
Number of Master Lease | Lease	1
Minimum
Lessee, Lease, Description [Line Items]
Lease term	2 years
Minimum | Charter Flight Services
Lessee, Lease, Description [Line Items]
Lease term	2 years
Maximum
Lessee, Lease, Description [Line Items]
Lease term	30 years
Maximum | Charter Flight Services
Lessee, Lease, Description [Line Items]
Lease term	7 years